Convertible Note (Narrative) (Details) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 01, 2019	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Short-term Debt [Line Items]
Proceeds from convertible notes				$ 175,000
Fair value of stock issued in conversion of debt					237,618	$ 237,618
Principal amount of notes converted in stock				41,360	237,616	237,618
Gain on settlement of debt		$ (131,679)	$ (1,904,700)	(1,128,259)	$ (2,229,100)	$ (3,488,400)
Common Stock [Member]
Short-term Debt [Line Items]
No of shares of common stock issued in conversion of debt					73	73
Fair value of stock issued in conversion of debt
Securities Purchase Agreement With Firstfire Global Opportunities Fund, LLC [Member] | Senior Convertible Note [Member]
Short-term Debt [Line Items]
Debt face value	$ 200,000	159,686		159,686
Original issue discount	20,000
Transaction costs	$ 5,000
Interest rate	7.00%
Debt maturity date	Sep. 01, 2020
Proceeds from convertible notes	$ 175,000
Debt conversion terms	The Note and accrued interest, at the option of the Holder, is convertible into common shares of the Company at $0.10 per share. After 180 days after the issue date, the Note together with any unpaid accrued interest is convertible into shares of common stock of the Company at the Holder’s option at the lessor of (i) $0.10 per share or (ii) a variable conversion price calculated at 65% of the market price defined as the lowest trading price during the ten trading day period ending on the latest trading day prior to the conversion date.
Debt payment terms	The Company may prepay the Note in cash, if repaid within 90 days of date of issue, at 115% of the original principal amount plus interest, between 90 days and 120 days at 120% of the original principal amount plus interest and between 120 days and 180 days at 130% of the original principal amount plus interest. Thereafter, the Company does not have the right of prepayment.
Debt carrying value		14,578		14,578
Accrued interest		7,938		7,938
Unamortized discount		$ 153,046		$ 153,046
Securities Purchase Agreement With Firstfire Global Opportunities Fund, LLC [Member] | Senior Convertible Note [Member] | Common Stock [Member]
Short-term Debt [Line Items]
No of shares of common stock issued in conversion of debt		8,600		8,600
Fair value of stock issued in conversion of debt		$ 63,160		$ 63,160
Principal amount of notes converted in stock		$ 40,314		40,314
Settlement of derivative liabilities				63,432
Gain on settlement of debt				$ 921